Fair value measurement	6 Months Ended
Apr. 30, 2022
Text block [abstract]
Fair value measurement
Note 3.    Fair value measurement
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2022	Financial assets
Apr. 30	Cash and deposits with banks	$47,591	$429	$–	$–	$48,020	$48,020	$–
	Securities	47,064	67,953	–	57,256	172,273	171,295	(978)
	Cash collateral on securities borrowed	14,623	–	–	–	14,623	14,623	–
	Securities purchased under resale agreements	58,726	5,698	–	–	64,424	64,424	–
	Loans
	Residential mortgages	261,663	7	–	–	261,670	256,689	(4,981)
	Personal	43,162	–	–	–	43,162	43,067	(95)
	Credit card	14,383	–	–	–	14,383	14,481	98
	Business and government	143,656	27,564	259	–	171,479	171,111	(368)
	Derivative instruments	–	46,665	–	–	46,665	46,665	–
	Customers’ liability under acceptances	11,736	–	–	–	11,736	11,736	–
	Other assets	23,422	–	–	–	23,422	23,422	–
	Financial liabilities
	Deposits
	Personal	$214,948	$–	$10,281	$–	$225,229	$224,727	$(502)
	Business and government	358,683	–	10,286	–	368,969	369,611	642
	Bank	22,495	–	–	–	22,495	22,495	–
	Secured borrowings	47,400	–	1,394	–	48,794	48,672	(122)
	Derivative instruments	–	45,054	–	–	45,054	45,054	–
	Acceptances	11,767	–	–	–	11,767	11,767	–
	Obligations related to securities sold short	–	18,970	–	–	18,970	18,970	–
	Cash collateral on securities lent	3,094	–	–	–	3,094	3,094	–
	Obligations related to securities sold under repurchase agreements	62,983	–	3,854	–	66,837	66,837	–
	Other liabilities	21,120	117	99	–	21,336	21,336	–
	Subordinated indebtedness	6,291	–	–	–	6,291	6,418	127
2021	Financial assets
Oct. 31	Cash and deposits with banks	$56,701	$296	$–	$–	$56,997	$56,997	$–
	Securities	35,159	72,192	53	53,997	161,401	161,712	311
	Cash collateral on securities borrowed	12,368	–	–	–	12,368	12,368	–
	Securities purchased under resale agreements	60,482	7,090	–	–	67,572	67,572	–
	Loans
	Residential mortgages	251,230	16	–	–	251,246	249,786	(1,460)
	Personal	41,129	–	–	–	41,129	41,114	(15)
	Credit card	10,509	–	–	–	10,509	10,509	–
	Business and government	123,054	25,651	332	–	149,037	148,960	(77)
	Derivative instruments	–	35,912	–	–	35,912	35,912	–
	Customers’ liability under acceptances	10,958	–	–	–	10,958	10,958	–
	Other assets	21,054	–	–	–	21,054	21,054	–
	Financial liabilities
	Deposits
	Personal	$205,461	$–	$8,471	$–	$213,932	$213,949	$17
	Business and government	334,632	–	9,756	–	344,388	345,533	1,145
	Bank	20,246	–	–	–	20,246	20,246	–
	Secured borrowings	41,539	–	1,053	–	42,592	42,838	246
	Derivative instruments	–	32,101	–	–	32,101	32,101	–
	Acceptances	10,961	–	–	–	10,961	10,961	–
	Obligations related to securities sold short	–	22,790	–	–	22,790	22,790	–
	Cash collateral on securities lent	2,463	–	–	–	2,463	2,463	–
	Obligations related to securities sold under repurchase agreements	67,905	–	3,975	–	71,880	71,880	–
	Other liabilities	16,854	113	51	–	17,018	17,018	–
	Subordinated indebtedness	5,539	–	–	–	5,539	5,820	281
The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2022 Apr. 30	2021 Oct. 31	2022 Apr. 30	2021 Oct. 31	2022 Apr. 30	2021 Oct. 31	2022 Apr. 30	2021 Oct. 31
Financial assets

Deposits with banks	$–	$–	$429	$296	$–	$–	$429	$296
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	1,970	3,015	24,449 (1)	24,737 (1)	–	–	26,419	27,752
Corporate equity	34,437	37,981	231	219	4	4	34,672	38,204
Corporate debt	–	–	4,145	3,997	2	2	4,147	3,999
Mortgage- and asset-backed	–	–	2,605 (2)	2,235 (2)	110	55	2,715	2,290
	36,407	40,996	31,430	31,188	116	61	67,953	72,245

Loans mandatorily measured at FVTPL
Business and government	–	–	27,253	24,945	570 (3)	1,038 (3)	27,823	25,983
Residential mortgages	–	–	7	16	–	–	7	16
	–	–	27,260	24,961	570	1,038	27,830	25,999

Debt securities measured at FVOCI
Government issued or guaranteed	3,807	5,309	44,292	38,122	–	–	48,099	43,431
Corporate debt	–	–	6,369	7,833	–	–	6,369	7,833
Mortgage- and asset-backed	–	–	1,875	1,897	–	–	1,875	1,897
	3,807	5,309	52,536	47,852	–	–	56,343	53,161

Equity securities designated at FVOCI
Corporate equity	78	125	358	319	477	392	913	836

Securities purchased under resale agreements
measured at FVTPL	–	–	5,698	7,090	–	–	5,698	7,090
Derivative instruments
Interest rate	22	3	7,591	8,948	17	35	7,630	8,986
Foreign exchange	–	–	19,922	11,707	–	–	19,922	11,707
Credit	–	–	92	4	42	49	134	53
Equity	2,955	4,650	2,180	1,877	2	13	5,137	6,540
Precious metal	–	–	157	132	–	–	157	132
Other commodity	146	343	13,539	8,151	–	–	13,685	8,494
	3,123	4,996	43,481	30,819	61	97	46,665	35,912
Total financial assets	$43,415	$51,426	$161,192	$142,525	$1,224	$1,588	$205,831	$195,539
Financial liabilities
Deposits and other liabilities (4)	$–	$–	$(21,483)	$(18,702)	$(694)	$(742)	$(22,177)	$(19,444)
Obligations related to securities sold short	(7,010)	(11,226)	(11,960)	(11,564)	–	–	(18,970)	(22,790)
Obligations related to securities sold under
repurchase agreements	–	–	(3,854)	(3,975)	–	–	(3,854)	(3,975)
Derivative instruments
Interest rate	(13)	–	(9,849)	(8,426)	(744)	(136)	(10,606)	(8,562)
Foreign exchange	–	–	(20,797)	(11,039)	–	–	(20,797)	(11,039)
Credit	–	–	(98)	(50)	(47)	(54)	(145)	(104)
Equity	(3,199)	(3,422)	(4,272)	(5,280)	(1)	(77)	(7,472)	(8,779)
Precious metal	–	–	(238)	(147)	–	–	(238)	(147)
Other commodity	(671)	(1,122)	(5,125)	(2,348)	–	–	(5,796)	(3,470)
	(3,883)	(4,544)	(40,379)	(27,290)	(792)	(267)	(45,054)	(32,101)
Total financial liabilities	$(10,893)	$(15,770)	$(77,676)	$(61,531)	$(1,486)	$(1,009)	$(90,055)	$(78,310)
(1)	Includes nil related to securities designated at FVTPL (October 31, 2021: $49 million).
(2)	Includes nil related to asset-backed securities designated at FVTPL (October 31, 2021: $4 million).
(3)	Includes $ 259 million related to loans designated at FVTPL (October 31, 2021: $332 million).
(4)
Comprises deposits designated at FVTPL of $21,320 million (October 31, 2021: $18,530 million), net bifurcated embedded derivative liabilities of $641 million (October 31, 2021: $750 million), other liabilities designated at FVTPL of $99 million (October 31, 2021: $51 million), and other financial liabilities measured at fair value of $117 million (October 31, 2021: $113 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended April 30, 2022, we transferre
d $736
million of securities mandatorily measured at FVTPL from Level 1 to Level 2,
$176
million of securities sold short from Level 1 to Level 2, and no transfers from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities and derivatives (for the quarter ended January 31, 2022
, $567 million of securities mandatorily measured at FVTPL from Level 1 to Level 2, $5,514 million of securities sold short from Level 1 to Level 2, $584 million of derivative liabilities from Level 1 to Level 2, and $21 million of derivative assets from Level 1 to Level 2, and no transfers from Level 2 to Level 1; for the quarter ended April 30, 2021, $76 million of securities mandatorily measured at FVTPL from Level 1 to Level 2 and $21 million from Level 2 to Level 1, and $578 million of securities sold short from Level 1 to Level 2 and $69 million from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities). In addition, transfers between Level 2 and Level 3 were made during the quarters ended April 30, 2022, January 31, 2022, and April 30, 2021, primarily due to changes in the assessment of the observability of certain correlation and market volatility inputs that were used in measuring the fair value of our
FVO
liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances			Sales/ Settlements	Closing balance
Apr. 30, 2022
Securities mandatorily measured and designated at FVTPL
Corporate equity	$4	$–	$–		$–	$–	$–	$–			$–	$4
Corporate debt	2	–	–		–	–	–	–			–	2
Mortgage- and asset-backed	86	–	–		–	–	–	61			(37)	110
Loans mandatorily measured at FVTPL
Business and government	640	–	(7)		6	–	–	–			(69)	570
Equity securities designated at FVOCI
Corporate equity	450	–	–		31	–	–	18			(22)	477
Derivative instruments
Interest rate	25	–	(8)		–	–	–	–			–	17
Credit	43	(2)	1		–	–	–	–			–	42
Equity	16	1	(1)		–	–	(13)	1			(2)	2
Total assets	$1,266	$(1)	$(15)		$37	$–	$(13)	$80			$(130)	$1,224
Deposits and other liabilities (5)	$(811)	$(15)	$38		$–	$–	$1	$(85)			$178	$(694)
Derivative instruments
Interest rate	(213)	–	(522)		–	–	–	–			(9)	(744)
Credit	(48)	2	(1)		–	–	–	–			–	(47)
Equity	(16)	–	–		–	–	13	(1)			3	(1)
Total liabilities	$(1,088)	$(13)	$(485)		$–	$–	$14	$(86)			$172	$(1,486)
Jan. 31, 2022
Securities mandatorily measured and designated at FVTPL
Corporate equity	$4	$–	$–		$–	$–	$–	$–			$–	$4
Corporate debt	2	–	–		–	–	–	–			–	2
Mortgage- and asset-backed	55	–	–		–	–	–	32			(1)	86
Loans mandatorily measured at FVTPL
Business and government	1,038	–	(3)		17	–	–	–			(412)	640
Equity securities designated at FVOCI
Corporate equity	392	–	–		47	–	–	27			(16)	450
Derivative instruments
Interest rate	35	–	(11)		–	–	–	–			1	25
Credit	49	(5)	(1)		–	–	–	–			–	43
Equity	13	–	(1)		–	10	(8)	2			–	16
Total assets	$1,588	$(5)	$(16)		$64	$10	$(8)	$61			$(428)	$1,266
Deposits and other liabilities (5)	$(742)	$8	$(156)		$–	$–	$2	$(21)			$98	$(811)
Derivative instruments
Interest rate	(136)	–	(82	) (6)	–	–	2	–	(6)		3	(213)
Credit	(54)	5	1		–	–	–	–			–	(48)
Equity	(77)	–	–		–	–	60	(2)			3	(16)
Total liabilities	$(1,009)	$13	$(237	) (6)	$–	$–	$64	$(23	) (6)		$104	$(1,088)
Apr. 30, 2021
Securities mandatorily measured and designated at FVTPL
Corporate equity	$19	$–	$(6)		$–	$–	$–	$23			$(29)	$7
Corporate debt	30	–	8		–	–	–	–			(38)	–
Mortgage- and asset-backed	102	–	–		–	–	–	44			(2)	144
Loans mandatorily measured at FVTPL
Business and government	879	–	(1)		(33)	–	–	180			(29)	996
Equity securities designated at FVOCI
Corporate equity	269	–	–		17	–	–	10			(8)	288
Derivative instruments
Interest rate	45	–	(8)		–	–	–	1			–	38
Foreign exchange	–	–	16		–	(8)	–	–			–	8
Credit	101	(6)	(38)		–	–	–	–			–	57
Equity	61	–	–		–	–	(1)	6			–	66
Total assets	$1,506	$(6)	$(29)		$(16)	$(8)	$(1)	$264			$(106)	$1,604
Deposits and other liabilities (5)	$(367)	$6	$(257)		$–	$(13)	$(3)	$(38)			$71	$(601)
Derivative instruments
Interest rate	(74)	–	(119	) (6)	–	(28)	–	–		(6)	3	(218)
Credit	(113)	6	44		–	–	–	–			1	(62)
Equity	(137)	–	(62)		–	–	8	(15)			22	(184)
Total liabilities	$(691)	$12	$(394	) (6)	$–	$(41)	$5	$(53)		(6)	$97	$(1,065)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $107 million (January 31, 2022: $137 million; April 30, 2021: $13 million), net bifurcated embedded derivative liabilities of $488 million (January 31, 2022: $648 million; April 30, 2021: $562 million) and other liabilities designated at FVTPL of $99 million (January 31, 2022: $26 million; April 30, 2021: $26 million).

(6)	Restated from amounts previously presented to conform to the current period presentation.

		Net gains (losses) included in income (1)
$ millions, for the six months ended	Opening balance	Realized	(2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances		Sales/ Settlements	Closing balance
Apr. 30, 2022
Securities mandatorily measured and designated at FVTPL
Corporate equity	$4	$–		$–		$–	$–	$–	$–		$–	$4
Corporate debt	2	–		–		–	–	–	–		–	2
Mortgage- and asset-backed	55	–		–		–	–	–	93		(38)	110
Loans mandatorily measured at FVTPL
Business and government	1,038	–		(10)		23	–	–	–		(481)	570
Equity securities designated at FVOCI
Corporate equity	392	–		–		78	–	–	45		(38)	477
Derivative instruments
Interest rate	35	–		(19)		–	–	–	–		1	17
Credit	49	(7)		–		–	–	–	–		–	42
Equity	13	1		(2)		–	10	(21)	3		(2)	2
Total assets	$1,588	$(6)		$(31)		$101	$10	$(21)	$141		$(558)	$1,224
Deposits and other liabilities (5)	$(742)	$(7)		$(118)		$–	$–	$3	$(106)		$276	$(694)
Derivative instruments
Interest rate	(136)	–		(604)		–	–	2	–		(6)	(744)
Credit	(54)	7		–		–	–	–	–		–	(47)
Equity	(77)	–		–		–	–	73	(3)		6	(1)
Total liabilities	$(1,009)	$–		$(722)		$–	$–	$78	$(109)		$276	$(1,486)
Apr. 30, 2021
Securities mandatorily measured and designated at FVTPL
Corporate equity	$16	$–		$(3)		$–	$–	$–	$23		$(29)	$7
Corporate debt	25	–		13		–	–	–	–		(38)	–
Mortgage- and asset-backed	135	–		–		–	–	–	44		(35)	144
Loans mandatorily measured at FVTPL
Business and government	626	–		(1)		(58)	–	–	458		(29)	996
Equity securities designated at FVOCI
Corporate equity	240	–		–		36	–	–	27		(15)	288
Derivative instruments
Interest rate	48	–		(12)		–	–	–	1		1	38
Foreign exchange	–	–		16		–	(8)	–	–		–	8
Credit	98	(12)		(29)		–	–	–	–		–	57
Equity	212	15	(6)	–	(6)	–	–	(1)	6		(166)	66
Total assets	$1,400	$3		$(16)		$(22)	$(8)	$(1)	$559		$(311)	$1,604
Deposits and other liabilities (5)	$4	$(64	) (6)	$(574	) (6)	$–	$(15)	$(8)	$(40)		$96	$(601)
Derivative instruments
Interest rate	(28)	–		(166	) (6)	–	(28)	–	–	(6)	4	(218)
Credit	(107)	12		36		–	–	–	–		(3)	(62)
Equity	(163)	(19	) (6)	(87	) (6)	–	–	8	(15)		92	(184)
Total liabilities	$(294)	$(71)		$(791	) (6)	$–	$(43)	$–	$(55	) (6)	$189	$(1,065)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $107 million (April 30, 2021: $13 million), net bifurcated embedded derivative liabilities of $488 million (April 30, 2021: $562 million) and other liabilities designated at FVTPL of $99 million (April 30, 2021: $26 million).

(6)	Restated from amounts previously presented to conform to the current period presentation.
Financial instruments designated at FVTPL (FVO)
A net gain of $4 million, n
e
t of hedges for the three months ended April 30, 2022 (a net gain of $25 million and a net gain of $14 million for the three months ended January 31, 2022 and April 30, 2021, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities. A net gain of $29 million, net of hedges for the six months ended April 30, 2022 was realized for FVO assets and FVO liabilities (a net gain of $33 million for the six months ended April 30, 2021).
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.